Income tax expense	12 Months Ended
Jun. 30, 2024
Income tax expense
Income tax expense

11.    Income tax expense

Income taxes are comprised of current income taxes and deferred taxes and consists of the following:

(in € thousands)	2022	2023	2024
Total current tax income / (expense)	(14,604)	(3,210)	(411)
Thereof prior year adjustments	141	(476)	189
Thereof other current income tax effects for the period	(14,746)	(2,734)	(600)
Total deferred tax income / (expense)	3,421	(2,666)	2,226
Thereof effects from origination and reversal of temporary balance sheet differences	98	1,101	61
Thereof prior year adjustments	153	(31)	30
Thereof effects from (non-) recognition of deferred tax assets on tax loss and interest carryforwards	3,169	(3,736)	2,135
Total income tax expense	(11,184)	(5,876)	1,814

During fiscal year 2024, Mytheresa Group’s primary statutory tax rate for current income taxes was 27.74% (2023: 27.74% and 2022: 27.52%), consisting of the German corporate tax rate of 15%, a 5.5% solidarity surcharge on the German corporate tax rate, and in fiscal year 2024 a trade tax rate of 11.92%, being the statutory income tax rate of the German income tax group parent, MYT Netherlands Parent B.V., located in Aschheim, Germany which changed due to the change in composition of the weighted average trade tax rate. The primary deferred tax rate for German entities in 2024 was 27.74% (2023: 27.45%). For non-German companies, the current and deferred taxes at period-end were calculated using a range of applicable income tax rates between 8.25% to 31.0%. (2023: 2.5% to 29.4%).

The table below reconciles the expected income tax expense amount, based on Mytheresa Group’s expected tax rate (2024: 27.74%, 2023: 27.74%, 2022: 27.52%) to the actual income tax expense amounts for fiscal 2022, fiscal 2023 as well as fiscal 2024.

	Year ended June 30,
(in € thousands)	2022	2023	2024
Income (loss) before tax	1,867	(11,142)	(26,725)
Tax (expense) income based on expected group tax rate	(514)	3,091	7,414
Tax effects of:
Non-recognition of interest expenses due to interest cap	—	—	—
Utilization of interest expense carryforwards and recognition of related deferred tax assets	—	—	—
Non-deductible expenses (for local taxes)	(130)	(92)	(218)
Other non-deductible expenses	(14,229)	(8,693)	(5,993)
Tax free income	40	239	90
Tax rate difference between group and local tax rates and changes in tax rates	(170)	58	64
Prior year adjustments	295	(507)	53
(Non-) recognition on deferred tax assets on tax loss carryforwards, utilization of tax losses and tax credits without recognition of deferred tax assets	3,500	42	6
Others	25	(14)	397
Income tax expense	(11,184)	(5,876)	1,814
Effective total income tax rate (%)	599.0%	52.7%	-6.8%

The material drivers leading to the difference between expected income tax expense and income tax expense are as follows:

Other non-deductible expenses in fiscal year 2024 mainly include the tax effect of expenses related to share-based payments under IFRS of €5,134 (2023: €8,328, 2022: €14,137) thousand which are not deductible for German income tax purposes.

Utilization of interest expense carried forward reduced income tax expense by € 0 in fiscal year 2024 (2023: €0; 2022: €1.822 thousand.

Deferred tax assets of €1 thousand in fiscal year 2024 € (2023: €3 thousand €; 2022: € 0 thousand) related to current tax losses were not recorded. In 2024, €0 thousand (2023: €45 thousand; 2022: € 0 thousand) in income tax credits have been utilized in the current period for which no deferred tax asset has previously been recognized.

In addition, deferred tax assets on tax loss carryforwards for MYT Netherlands Parent B.V. were fully recognized in fiscal year 2022 in accordance with IAS 12.36 (d). Management expects utilization of the tax loss carryforwards and deductible temporary differences within a forecasting period of five years to be sufficiently probable as the entity entered the German income tax group in fiscal year 2023 and, from then onwards, can utilize its losses against the taxable income of the income tax group. In total, a deferred tax asset of €6,046 thousand was recognized in 2022. Thereof, €1,249 thousand was recognized according to IAS 12.61A directly to equity in fiscal 2022 as part of the tax loss carryforwards include tax deductible expenses related to IPO transaction costs which were originally recorded directly to equity under IFRS. In fiscal year 2023, a portion of the deferred tax asset has been reversed due to partial utilization of tax loss carryforwards. In 2024, additional deferred tax assets on current tax losses have been recognized at the amount of € 2,135 thousand by MYT Netherlands Parent B.V.

For temporary differences associated with investments in subsidiaries at the amount of €5,733 thousand (2023: €5,370 thousand, 2022: €2,060 thousand), no deferred taxes have been recognized as the respective parent is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.